Interest expense and finance costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 6,442,772	$ 5,109,737
Amortization of deferred finance charges	514,888	592,254
Interest expense and finance costs	$ 6,957,660	$ 5,701,991